Consolidated Statements of Income and Comprehensive Income ¥ in Thousands	12 Months Ended
	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥) shares	Mar. 31, 2023 JPY (¥) shares
Income Statement [Abstract]
Revenue:	¥ 20,650,916	¥ 14,121,840	¥ 13,264,408
Cost of revenue	(17,091,646)	(11,469,951)	(10,744,926)
Gross profit	3,559,270	2,651,889	2,519,482
Operating expenses
Selling, general and administrative expenses	(2,216,754)	(1,713,388)	(1,602,627)
Total operating expenses	2,216,754	1,713,388	1,602,627
Operating income	1,342,516	938,501	916,855
Other income (expenses):
Interest expenses	(209,971)	(422,769)	(315,511)
Other income, net	15,699	4,227	3,823
Total other expenses	(194,272)	(418,542)	(311,688)
Income before income taxes	1,148,244	519,959	605,167
Income tax expenses	(394,623)	(196,354)	(251,142)
Net income	753,621	323,605	354,025
Other comprehensive income (loss)
Foreign currency translation adjustment	7,656	(7,273)	3,588
Total comprehensive income	¥ 761,277	¥ 316,332	¥ 357,613
Weighted average number of shares of common stock outstanding
Weighted average number of shares outstanding, Basic | shares	21,679,507	21,053,384	20,374,500
Weighted average number of shares, diluted | shares	21,679,507	21,053,384	20,374,500